RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 14, 2024	Oct. 31, 2023	Oct. 11, 2023
Statement [Line Items]
Total borrowings	$ 2,340,752
Chief Financial Officers [Member]
Statement [Line Items]
Salary compensation		$ 62,500
Amounts paid contract for services		46,066
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services		$ 141,717	$ 496,450	$ 435,289
James G. Robinson [Member]
Statement [Line Items]
Short-term loan agreement, Description	The principal amount of the loan is $1,000,000 of which $500,000 was received on April 25, 2023, $250,000 was received on June 5, 2023 and $250,000 was received on July 3, 2023
First loan payment received							$ 500,000
Second loan payment received						$ 250,000
Original loan amount	$ 1,000,000
Debt conversion of common stock	1,000,000
Purchase price per share					$ 0.30
Total borrowings					$ 3,000,000